Divestitures (Summary Of Components Of Income From Discontinued Operations) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jul. 02, 2017	Apr. 02, 2017	Jan. 01, 2017	Sep. 30, 2016	Jul. 03, 2016	Apr. 03, 2016	Jan. 03, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income from discontinued operations									$ 172.1	$ 76.6	$ 98.6
Net income from discontinued operations attributable to controlling interest	$ 72.5	$ 26.6	$ 18.9	$ 52.8	$ 18.5	$ (14.1)	$ 13.4	$ 59.3	170.8	77.1	99.0
Discontinued Operations, Held-For-Sale [Member] | Global Batteries & Appliances [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales									1,997.9	2,010.3	2,092.2
Cost of goods sold									1,299.2	1,328.0	1,400.2
Gross profit									698.7	682.3	692.0
Operating expenses									465.5	443.8	464.1
Operating income									233.2	238.5	227.9
Interest expense									50.2	68.0	86.2
Other non-operating expense, net									0.8	3.9	4.9
Income from discontinued operations before income taxes									182.2	166.6	136.8
Income tax expense									10.1	90.0	38.2
Net income from discontinued operations									172.1	76.6	98.6
Net income (loss) from discontinued operations attributable to non-controlling interest									1.3	(0.5)	(0.4)
Net income from discontinued operations attributable to controlling interest									$ 170.8	$ 77.1	$ 99.0